Rafferty Asset Management, LLC

Direxion Advisors, LLC

1301 Avenue of the Americas (6th Avenue)

28th Floor

New York, NY  10019

April 20, 2020

FILED VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-1004

Re:	Direxion Shares ETF Trust (the “Trust”)
File Nos.: 333-150525 and 811-22201

Dear Sir or Madam:

Pursuant to Rule 497(e) of the Securities Act of 1933, as amended (the “1933 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust are the XBRL risk/return summaries and corresponding XBRL exhibits, noted below, that mirror the revisions to the risk/return summaries described for the PortfolioPlus S&P 500® ETF, PortfolioPlus S&P® Small Cap ETF, PortfolioPlus S&P® Mid Cap ETF, PortfolioPlus Emerging Markets ETF, PortfolioPlus Developed Markets ETF, PortfolioPlus Real Estate ETF, PortfolioPlus 20+ Year Treasury ETF, Direxion Russell 1000® Value Over Growth ETF, Direxion Russell 1000® Growth Over Value ETF, Direxion Russell Large Over Small Cap ETF, Direxion Russell Small Over Large Cap ETF, Direxion MSCI USA Cyclicals Over Defensives ETF, Direxion MSCI USA Defensives Over Cyclicals ETF, Direxion MSCI Emerging Over Developed Markets ETF, Direxion MSCI Developed Over Emerging Markets ETF, Direxion FTSE Russell US Over International ETF, Direxion FTSE Russell International Over US ETF, Direxion MSCI USA ESG - Leaders vs. Laggards ETF, Direxion S&P 500® High minus Low Quality ETF, Direxion Daily S&P 500® Bear 1X Shares, Direxion Daily 20+ Year Treasury Bear 1X Shares, Direxion Daily CSI 300 China A Share Bear 1X Shares, Direxion Daily Small Cap Bear 1X Shares, Direxion Daily Municipal Bond Taxable Bear 1X Shares, Direxion Daily CSI China Internet Index Bear 1X Shares, Direxion Daily MSCI Real Estate Bear 1X Shares, Direxion Daily S&P 500® Bull 2X Shares, Direxion Daily Small Cap Bull 2X Shares, Direxion Daily CSI 300 China A Share Bull 2X Shares, Direxion Daily CSI China Internet Index Bull 2X Shares, and the Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares and filed pursuant to Rule 497(e) under the 1933 Act on April 2, 2020.  This April 2, 2020 Rule 497(e) filing (Accession No. 0001193125-20-096048) is hereby incorporated by reference to today’s Rule 497(e) filing.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC/Direxion Advisors, LLC at (646) 572-3463 or Stacy L. Fuller of K&L Gates LLP at (202) 778-9475.

Sincerely,

/s/ Angela Brickl
Angela Brickl
Secretary
Rafferty Asset Management, LLC
Direxion Advisors, LLC